Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Beginning balance	$ 3,719	$ 3,135	$ 2,474
Additions based on tax positions related to the current year	871	751	673
Reductions due to lapse of applicable statute of limitations and tax assessments	(1,077)	(167)	(12)
Ending balance	$ 3,513	$ 3,719	$ 3,135